Cash and Cash Equivalents (Details) - Schedule of non-cash transactions - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of non-cash transactions [Abstract]
Capital accruals	$ 4,453,830	$ 31,469,596
Purchase of property, plant and equipment financed through advances paid to contractors	14,457,767	8,335,236
Listing expenses (note 5)		100,122,019
Short term rent payments made by shareholders	154,279
Asset retirement obligation	$ 793,779